Impairment Losses - Additional Information (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset	$ 0
Intangible assets	$ 341
Software
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairments		$ 15
Small Molecule Therapeutics
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset		0	$ 0
Intangible assets		$ 1,072	634
Bioseparations Operations
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Fair value of asset			0
Intangible assets			$ 127